Tangible and intangible assets -Schedule of reconciliation of changes in tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tangible and intangible assets [Abstract]
Tangible assets	kr 34	kr 32	kr 34
Right-of-use assets	86	96	123
Intangible assets	38	50	88
Total carrying amount	158	178	245
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (64)	kr (84)	kr (88)